Permanent Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	May 28, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2021	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		789,167,056	3,100,000,000	789,167,056
Common stock, par value (in dollars per share)		$ 0.00	$ 0.00	$ 0.00
Common stock, shares issued (in shares)		115,084,358	828,154,462	115,084,358
Common stock, shares outstanding (in shares)		115,084,358	828,154,462	115,084,358
Number of shares issued to stockholder (in shares)	122,500,000
Proceeds from common stock issuances	$ 1,225,000
Direct legal costs			$ 56	$ 0	$ 0
Potential upward adjustment of number of shares issued pursuant to business combination	1,281,132
Total cost of capped call transaction			$ 113,760
Conversion price (in dollars per share)			$ 22.41
Cap price (in dollars per share)			$ 32.02
Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)		115,084,358	828,154,462	115,084,358	69,040,750		71,259,580
Common Stock Issuance
Class of Stock [Line Items]
Proceeds from common stock issuances		$ 369,800
Direct legal costs				$ 56
Common Stock Issuance | Common Stock
Class of Stock [Line Items]
Number of shares issued to stockholder (in shares)		34,973,294
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)						3,000,000,000
Common stock, par value (in dollars per share)						$ 0.0001
Nonvoting Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		8,714,000	100,000,000	8,714,000		100,000,000
Common stock, par value (in dollars per share)						$ 0.0001
Common stock, shares issued (in shares)			0
Common stock, shares outstanding (in shares)		2,406,549	0	2,406,549